TREASURY SHARES (Details) - USD ($)			12 Months Ended
	Jun. 29, 2022	Jul. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury Shares
Total consideration of share repurchased					$ 3,976,681
Treasury shares			0	1
Treasury Stock, Common [Member]
Treasury Shares
Shares repurchased (in shares)					1,512,932
Total consideration of share repurchased					$ 3,976,681
Shares retired (in shares)			1		1,607,005
Treasury shares				1	1	94,074
2021 Share Repurchase Program
Treasury Shares
Share repurchase program authorized amount		$ 20,000,000
Term of share repurchase program (in months)		12 months
2022 Share Repurchase Program
Treasury Shares
Share repurchase program authorized amount	$ 10,000,000
Term of share repurchase program (in months)	12 months
American depositary shares
Treasury Shares
Shares retired (in shares)			1		1,285,604
Treasury shares			0	1
American depositary shares | 2021 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)					1,170,446
Total consideration of share repurchased					$ 3,904,399
American depositary shares | 2022 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)					39,900
Total consideration of share repurchased					$ 72,282
Ordinary shares
Treasury Shares
Shares retired (in shares)			1	0	1,607,005
Treasury shares				1
Ordinary shares | 2021 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)					1,463,057
Ordinary shares | 2022 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)				0	49,875